Expense Example	Apr. 30, 2026 USD ($)
SHELTON TACTICAL CREDIT FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,340
SHELTON TACTICAL CREDIT FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,624
Shelton International Select Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,551
Shelton International Select Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,829
SHELTON EMERGING MARKETS FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	2,098
SHELTON EMERGING MARKETS FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	2,362
Shelton Equity Premium Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
ICON EQUITY INCOME FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
ICON EQUITY INCOME FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
ICON FLEXIBLE BOND FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
ICON FLEXIBLE BOND FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
ICON EQUITY FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
ICON EQUITY FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
ICON CONSUMER SELECT FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
ICON CONSUMER SELECT FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,030
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
ICON UTILITIES AND INCOME FUND - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
ICON UTILITIES AND INCOME FUND - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	$ 2,243